ACQUISITIONS AND DIVESTITURES - Additional Information (Detail) - USD ($) $ in Thousands		1 Months Ended						3 Months Ended	9 Months Ended	12 Months Ended
	Sep. 12, 2023	Sep. 30, 2022	Aug. 31, 2022	May 31, 2022	Apr. 30, 2022	Jan. 31, 2022	Feb. 28, 2021	Jun. 30, 2023	Sep. 30, 2022	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Jul. 31, 2021	Apr. 30, 2021
Business Acquisition [Line Items]
Total purchase price										$ 200,000	$ 0	$ 0
Acquisition cash paid										(3,499)	684,266	401,506
Transaction costs for investment banking services														$ 10,700
Goodwill										9,517,143	4,677,270	4,417,315
Proceeds from business divestitures, net of cash sold										$ 1,076,737	924,751	4,624
Retained interest rate										20.00%
Interest rate of key input assumption										80.00%
Net gain recognized										$ 737,000	$ 463,600
Disposal Group, Not Discontinued Operation, Gain (Loss) on Disposal, Statement of Income or Comprehensive Income [Extensible Enumeration]											Nonoperating Income (Expense)
Gain related to the remeasurement of retained interest											$ 121,100
Transaction costs										5,500	15,000
SD&T segment [Member]
Business Acquisition [Line Items]
Total purchase price									$ 3,900
Purchase price including contingent consideration		$ 900							900
Goodwill		3,000							3,000
Acquisition intangible assets		$ 800							800
IMG Academy [Member]
Business Acquisition [Line Items]
Proceeds from business divestitures, net of cash sold								$ 1,100,000
Cash and cash equivalents								$ 38,600
Endeavor [Member]
Business Acquisition [Line Items]
Percentage of interest sold in restricted content business							80.00%
Proceeds from business divestitures, net of cash sold						$ 666,300
Cash and cash equivalents						$ 16,600
Fair Value of Equity Method Investment										$ 196,300
Equity Method Investment, Ownership Percentage						20.00%
Endeavor [Member] | Writers Guild of America [Member]
Business Acquisition [Line Items]
Non-controlling ownership							20.00%
Wishstar Enterprises Limited [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage													100.00%
Assets Held For Sale [Member]
Business Acquisition [Line Items]
Assets and liabilities held for sale											12,000
Liabilities Held For Sale [Member]
Business Acquisition [Line Items]
Assets and liabilities held for sale											$ 2,700
Maximum [Member] | SD&T segment [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life		11 years
Maximum [Member] | Endeavor [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage										50.00%	50.00%
Minimum [Member] | SD&T segment [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life		9 years
Minimum [Member] | Endeavor [Member]
Business Acquisition [Line Items]
Equity Method Investment, Ownership Percentage										5.00%	6.00%
FlightScope [Member]
Business Acquisition [Line Items]
Goodwill												$ 33,550
Acquired finite-lived intangible assets, weighted average useful life												4 years 4 months 24 days
FlightScope [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquisition intangible assets												$ 0
NCSA [Member]
Business Acquisition [Line Items]
Goodwill												$ 214,106
Acquired finite-lived intangible assets, weighted average useful life												5 years 2 months 12 days
NCSA [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquisition intangible assets												$ 21,100
Mailman [Member]
Business Acquisition [Line Items]
Goodwill												$ 22,342
Acquired finite-lived intangible assets, weighted average useful life												7 years 7 months 6 days
Mailman [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquisition intangible assets												$ 800
Diamond Baseball Holdings [Member]
Business Acquisition [Line Items]
Acquisitions						$ 64,200			$ 280,100
Goodwill											$ 25,585
Acquired finite-lived intangible assets, weighted average useful life												18 years 2 months 12 days
Net gain recognized											23,300
Diamond Baseball Holdings [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquisition intangible assets											0
Mutua Madrid Open [Member]
Business Acquisition [Line Items]
Acquisitions					$ 386,100
Consideration payable					31,800
Contingent consideration payable					$ 600
Goodwill											14,419
Mutua Madrid Open [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquisition intangible assets											0
Barrett Jackson Holdings Llc [Member]
Business Acquisition [Line Items]
Acquisitions			$ 256,900
Aggregate consideration			$ 244,400
Business Acquisition, Percentage of Voting Interests Acquired			55.00%
Goodwill											331,150
Acquired finite-lived intangible assets, weighted average useful life										6 years 2 months 12 days
Barrett Jackson Holdings Llc [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of shares issued			563,935
Issuance of Class A common stock due to exchanges			$ 12,500
Barrett Jackson Holdings Llc [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquisition intangible assets											120,900
Other 2023 Acquisitions [Member] | Continuing Operations [Member]
Business Acquisition [Line Items]
Purchase price including contingent consideration										$ 7,600
Deferred purchase price										1,000
Cash consideration										72,800
Acquisition cash paid										64,200
Goodwill										39,700
Acquisition intangible assets										$ 36,400
Other 2023 Acquisitions [Member] | Continuing Operations [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life										9 years
Other 2023 Acquisitions [Member] | Continuing Operations [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life										3 years
Other 2023 Acquisitions [Member] | Discontinued Operations [Member]
Business Acquisition [Line Items]
Deferred purchase price										$ 6,600
Cash consideration										32,200
Acquisition cash paid										24,800
Goodwill										16,600
Acquisition intangible assets										$ 21,300
Other 2023 Acquisitions [Member] | Discontinued Operations [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life										10 years 9 months 18 days
Other 2023 Acquisitions [Member] | Discontinued Operations [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life										7 years 6 months
OpenBet [Member]
Business Acquisition [Line Items]
Acquisitions		$ 843,800
Aggregate consideration		$ 797,100
Goodwill											470,029
Acquired finite-lived intangible assets, weighted average useful life										11 years 7 months 6 days
OpenBet [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of shares issued		2,305,794
Issuance of Class A common stock due to exchanges		$ 46,700
OpenBet [Member] | Trade Names [Member]
Business Acquisition [Line Items]
Acquisition intangible assets											$ 67,000
Diamond Baseball Holdings and Madrid Open [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life										18 years 8 months 12 days
Diamond Baseball Holdings and Madrid Open [Member] | Selling, General and Administrative Expenses [Member]
Business Acquisition [Line Items]
Transaction costs for investment banking services										$ 31,600
EGH [Member]
Business Acquisition [Line Items]
Cash consideration	$ 8,400,000			$ 15,600
Business Acquisition, Percentage of Voting Interests Acquired				73.50%
Acquisition cash paid				$ 4,600
Goodwill				10,800
Acquisition intangible assets				$ 3,400
EGH [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Number of shares issued				396,917
Value of shares issued for acquisition				$ 11,000
EGH [Member] | Maximum [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life				8 years
EGH [Member] | Minimum [Member]
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life				4 years
EGH [Member] | Discontinued Operations [Member] | Common Class A [Member]
Business Acquisition [Line Items]
Value of shares issued for acquisition										$ 800
Flightscope, Next College Student Athlete, and Mailman [Member]
Business Acquisition [Line Items]
Acquisitions												$ 469,600